Related parties (Tables)	9 Months Ended
Dec. 31, 2025
Related parties [Abstract]
Related Party Transactions
Below are the related-party balances as of March 31 and December 31, 2025:

(Unit： In millions)
Type of related party	Name of related party	Detail of transaction	Outstanding balance as of
			March 31, 2025	December 31, 2025
Subsidiaries of parent company	Monex Finance Corporation	Borrowing(3) (4)	751	2,458
Associates of parent company	Monex, Inc.	Partnership program revenue	5	4
Below is the related-party transaction impact on the condensed consolidated interim statements of profit or loss and other comprehensive income for the three and nine months ended December 31, 2024 and 2025:

(Unit： In millions)
Type of related party	Name of related party	Detail of transaction	For the three months ended December 31,
			2024	2025
Parent company	Monex Group, Inc.	Business management service fee(2)	¥140	¥—
Subsidiaries of parent company	Monex Finance Corporation	Interest expense	—	47
Associates of parent company	Monex, Inc.	Transaction revenue(1)	1,285	2,401
		Cost of sales(1)	1,281	2,394
		Partnership program revenue	10	12

(Unit： In millions)
Type of related party	Name of related party	Detail of transaction	For the nine months ended December 31,
			2024	2025
Parent company	Monex Group, Inc.	Business management service fee(2)	¥397	¥—
Subsidiaries of parent company	Monex Finance Corporation	Interest expense	4	104
Associates of parent company	Monex, Inc.	Transaction revenue(1)	4,319	6,295
		Cost of sales(1)	4,306	6,277
		Partnership program revenue	34	29
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(1) Certain of Coincheck’s managing directors and related parties purchase or sell crypto assets on Coincheck’s marketplace platform. The transactions for the three and nine months ended December 31, 2024 and 2025, were made on terms equivalent to those that prevail in arm’s-length transactions. The Company recognized the corresponding transaction revenue amounting to ¥1,285 million and ¥2,401 million for the three months ended December 31, 2024 and 2025, and ¥4,319 million and ¥6,295 million for the nine months ended December 31, 2024 and 2025, respectively.
(2) Business management service fee represents the considerations for guidance and support on general management and other consulting services provided by Monex, the parent company of Coincheck (prior to the Business Combination). The services included support on registration of cryptocurrency exchange business and negotiation with the Financial Services Agency necessary for continuing registration, assistance in cyber security risk management, and maintaining relationship with relevant financial institutions. According to the business management service fee agreements, the considerations was calculated based on 5% of Coincheck’s total revenue net of cost of sales (variable fees). This agreement was terminated in November 2024.
(3) Coincheck entered into a line of credit of ¥6,000 million with Monex Finance Corporation, with aggregate commitments as of March 31 and December 31, 2025, respectively. There is no outstanding balance under this arrangement as of March 31 and December 31, 2025, respectively. The interest rate under this was 1.75% and 1.75% for the three and nine months ended December 31, 2025, respectively. On September 1, 2025, Coincheck entered into a ¥500 million subordinated loan with Monex Finance Corporation. The loan carries a fixed interest rate of 9.5% and has a maturity date of September 30, 2027.
(4) Coincheck Parent entered into its own commitment line contract of ¥2,507 million as a debtor with Monex Finance Corporation for the purpose of operating capital as of March 31 and December 31, 2025, respectively. The balance outstanding under this was ¥751 million and ¥1,958 million as of March 31 and December 31, 2025, respectively. The interest rate under this was 5.97% and 6.00% for the three and nine months ended December 31, 2025, respectively.

Listing of Consolidated Subsidiaries	The following is a list of the Company’s six consolidated subsidiaries as of December 31, 2025.

Name of subsidiary	Place of incorporation and operation	Contents of business	Percentage of voting rights held by the Company
Coincheck, Inc.	Japan	Provides end-to-end crypto asset exchange services and operates a multi-cryptocurrency marketplaces.	100%
CCG Administrative Services, Inc.	US	Provides certain administrative services for Coincheck Group N.V.	100%
Next Finance Tech Group	Japan	Provides staking service.	100%
Next Finance Tech Digital Assets Co., Ltd.	Japan	Borrows cryptocurrencies.	100%
Next Finance Tech International Co., Ltd.	Cayman Islands	Manages Next Finance’s insurance.	100%
Aplo SAS	France	Provides a digital asset prime brokerage that serves institutional crypto investors	100%